Revenue - Additional Information (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Feb. 29, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Average percentage of implicit rate	6.86%
Current subsidy receivable	R$ 208	R$ 101	R$ 196
Subsidies revenue recognized	R$ 1,958		R$ 1,565
Number Of Hydroelectric Plants	18
Utilization of the contracted capacity percentage	85.00%
Cemig D [Member]
IfrsStatementLineItems [Line Items]
Current subsidy receivable	R$ 197
Ceming G T [Member]
IfrsStatementLineItems [Line Items]
Current subsidy receivable	R$ 11